Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	1.374%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,947,675.51

Principal:
Principal Collections	$22,155,588.32
Prepayments in Full	$10,843,103.48
Liquidation Proceeds	$608,828.14
Recoveries	$64,898.35
Sub Total	$33,672,418.29
Collections	$35,620,093.80

Purchase Amounts:
Purchase Amounts Related to Principal	$103,546.39
Purchase Amounts Related to Interest	$376.56
Sub Total	$103,922.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,724,016.75

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,724,016.75
Servicing Fee	$826,668.84	$826,668.84	$0.00	$0.00	$34,897,347.91
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,897,347.91
Interest - Class A-2a Notes	$186,255.89	$186,255.89	$0.00	$0.00	$34,711,092.02
Interest - Class A-2b Notes	$120,853.59	$120,853.59	$0.00	$0.00	$34,590,238.43
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$34,206,446.76
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$34,064,615.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,064,615.09
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$34,007,640.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,007,640.42
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$33,965,260.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,965,260.84
Regular Principal Payment	$30,721,122.78	$30,721,122.78	$0.00	$0.00	$3,244,138.06
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,244,138.06
Residual Released to Depositor	$0.00	$3,244,138.06	$0.00	$0.00	$0.00
Total		$35,724,016.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,721,122.78
Total					$30,721,122.78
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,825,979.09	$65.97	$186,255.89	$0.59	$21,012,234.98	$66.56
Class A-2b Notes	$9,895,143.69	$65.97	$120,853.59	$0.81	$10,015,997.28	$66.78
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$30,721,122.78	$23.32	$932,087.07	$0.71	$31,653,209.85	$24.03

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$214,910,637.45	0.6807432	$194,084,658.36	0.6147756
Class A-2b Notes	$102,111,484.37	0.6807432	$92,216,340.68	0.6147756
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$881,962,121.82	0.6695023	$851,240,999.04	0.6461817

Pool Information
Weighted Average APR	2.440%	2.429%
Weighted Average Remaining Term	47.72	46.88
Number of Receivables Outstanding	45,953	45,191
Pool Balance	$992,002,606.29	$957,794,609.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$916,038,943.28	$884,804,700.55
Pool Factor	0.6937090	0.6697873

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$14,366,919.14
Yield Supplement Overcollateralization Amount	$72,989,908.86
Targeted Overcollateralization Amount	$106,553,610.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$106,553,610.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$496,930.55
(Recoveries)		35	$64,898.35
Net Loss for Current Collection Period			$432,032.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5226%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4139%
Second Prior Collection Period			0.4335%
Prior Collection Period			0.3403%
Current Collection Period			0.5318%
Four Month Average (Current and Prior Three Collection Periods)			0.4299%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,096	$3,535,567.13
(Cumulative Recoveries)			$223,337.02
Cumulative Net Loss for All Collection Periods			$3,312,230.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2316%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,225.88
Average Net Loss for Receivables that have experienced a Realized Loss			$3,022.11

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01%	414	$9,705,779.95
61-90 Days Delinquent	0.08%	33	$805,639.04
91-120 Days Delinquent	0.02%	8	$189,206.67
Over 120 Days Delinquent	0.02%	9	$215,374.92
Total Delinquent Receivables	1.14%	464	$10,916,000.58

Repossession Inventory:
Repossessed in the Current Collection Period		28	$751,594.72
Total Repossessed Inventory		42	$1,192,327.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1581%
Prior Collection Period			0.1393%
Current Collection Period			0.1106%
Three Month Average			0.1360%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1264%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer